PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 106,314	662,349	450,125	389,524
Cost of revenues	54,125	337,204	159,416	122,700
General and administrative expenses	(11,517)	(71,754)	(80,628)	(66,789)	(3,191)	(19,879)	(30,561)	(27,626)
Selling expenses	(8,653)	(53,911)	(37,453)	(17,150)	(369)	(2,296)	(2,298)	(2,524)
Operating income (loss)	33,155	206,553	(161,306)	179,666	(3,560)	(22,175)	(32,859)	(30,150)
Equity in profit of subsidiaries					24,509	152,691	(184,276)	155,397
Interest income	946	5,895	13,357	7,865	50	307	2,132	742
Exchange gain	(16)	(101)	(10,975)	(5,436)	1	8		3,411
Net income (loss) attributable to Concord Medical Services Holdings Limited?s shareholders	21,000	130,831	(215,003)	129,400	21,000	130,831	(215,003)	129,400
Net income (loss) attributable to ordinary shareholders					21,000	130,831	(215,003)	129,400
Foreign currency translation	(102)	(640)	2,760	10,848	102	640	(2,760)	(10,848)
Total other comprehensive (loss) income	21,688	135,120	(214,112)	120,070	102	640	(2,760)	(10,848)
Comprehensive income (loss)	$ 21,102	131,471	(217,763)	118,552	$ 21,102	131,471	(217,763)	118,552